Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Defined Benefit Plans

	2024	2023

Retirement benefit plans	269	368

Other post-employment benefit plans	189	178

Total defined benefit plans	457	546

Retirement benefit plans in surplus	110	103

Reimbursement rights	9	20

Total defined benefit assets	119	123

Retirement benefit plans in deficit	388	491

Other post-employment benefit plans in deficit	189	178

Total defined benefit liabilities	576	669

Summary of Movements of Defined Benefit Plans

	2024			2023

Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

On January 1	368	178	546	225	184	409

Defined benefit expenses	42	15	57	113	19	132

Remeasurements of defined benefit plans	19	(5)	15	167	(7)	160

Contributions paid	(148)	-	(148)	(83)	-	(83)

Benefits paid	(28)	(12)	(40)	(39)	(12)	(51)

Net exchange differences	16	12	27	(15)	(6)	(21)

On December 31	269	189	457	368	178	546

Summary of Amounts Recognized in Statement of Financial Positions
The amounts recognized in the statement of financial position are determined as follows:

	2024			2023

	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Present value of wholly or partly funded obligations	3,140	-	3,140	3,165	-	3,165

Fair value of plan assets	(3,123)	-	(3,123)	(3,051)	-	(3,051)

Fair value of reimbursement rights	(9)	-	(9)	(20)	2	(19)

	7	-	7	93	2	95

Present value of wholly unfunded obligations	262	189	450	275	176	451

On December 31	269	189	457	368	178	546

Summary of Fair Value of Plan Assets
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2024 and 2023.

	2024			2023

Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Current year service cost	32	7	39	38	6	44

Net interest on the net defined benefit liability (asset)	9	9	18	10	9	19

Past service cost	-	-	-	66	4	69

Total defined benefit expenses	42	15	57	113	19	132

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

	2024				2023

Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets

Debt instrument	594	275	869	28%	424	177	601	20%

Derivatives	-	(183)	(183)	-6%	-	(143)	(143)	-5%

Investment funds	-	2,027	2,027	65%	-	2,142	2,142	70%

Structured securities	-	-	-	0%	-	200	200	7%

Other	-	410	410	13%	-	252	252	8%

On December 31	594	2,529	3,123	100%	424	2,627	3,051	100%

Aegon Ltd. [member]
Statement [LineItems]
Summary of Defined Benefit Plans

	2024	2023

Reimbursement rights retirement benefit plans	50	-

Present value of the expected guaranteed premiums and management fees	(44)	-

Total Reimbursement rights	5	-

Retirement benefit plans	50	-

Other post-employment benefit plans	3	-

Total defined benefit liabilities	53	-

Summary of Movements of Defined Benefit Plans

		2024			2023

Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

On January 1	-	-	-	-	-	-

Defined benefit expenses	2	-	2	-	-	-

Remeasurements of defined benefit plans	(1)	(1)	(2)	-	-	-

Transfer from AEN	49	4	53	-	-	-

On December 31	50	3	53	-	-	-

Summary of Expected Guaranteed Premiums and Management Fees Net Defined Benefit Liability Asset

Movements during the year of the present value of the expected guaranteed premiums and management fees	2024	2023

On January 1	-	-

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in financial assumptions	5	-

Benefits paid	(1)	-

Transfer from AEN	40	-

On December 31	44	-

Commissions and expenses [member]
Statement [LineItems]
Summary of Movements of Defined Benefit Plans
Defined benefit expenses are included in Post-employment benefit costs in note
13 Other operating expenses
.

Movements during the year of the present value of the defined benefit obligations	2024	2023

On January 1	3,616	3,491

Current year service cost	39	46

Interest expenses	173	172

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	6	53

- Actuarial gains and losses arising from changes in financial assumptions	(217)	61

Past service cost	-	109

Benefits paid	(237)	(252)

Net exchange differences	208	(65)

Other	2	-

On December 31	3,590	3,616

Movements during the year in plan assets for retirement benefit plans	2024	2023

On January 1	3,051	3,083

Interest income (based on discount rate)	152	153

Remeasurements of the net defined liability (asset)	(208)	(21)

Contributions by employer	148	83

Benefits paid	(200)	(203)

Net exchange differences	180	(44)

On December 31	3,123	3,051

Movements during the year of the fair value of the reimbursement rights	2024	2023

On January 1	20	-

Current year service cost	-	2

Interest expenses	3	-

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in financial assumptions	(18)	(25)

Past service cost	-	40

Benefits paid	4	2

Other	2	-

On December 31	9	20

Aegon United Kingdom [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2024	2023

Demographic actuarial assumptions

Mortality	UK mortality table 1	UK mortality table 2

Financial actuarial assumptions

Discount rate	5.58%	4.79%

Price inflation	3.19%	3.10%

1	Club Vita tables based on analysis of Scheme membership CMI 2024 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2023 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2024	2023

Demographic actuarial assumptions

10% increase in mortality rates	(21)	(20)

10% decrease in mortality rates	23	23

Financial actuarial assumptions

100 basis points increase in discount rate	(114)	(131)

100 basis points decrease in discount rate	142	166

100 basis points increase in price inflation	50	62

100 basis points decrease in price inflation	(95)	(128)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	11.5%

Debt instruments	88.5%

Aegon United States of America [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations	The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2024	2023

Demographic actuarial assumptions

Mortality	US mortality table 1	US mortalit y table 2

Financial actuarial assumptions

Discount rate 3	5.59%/5.51%	5.00%/4.93%

Salary increase rate	4.00%	4.00%

Health care trend rate	6.90%	6.80%

1	2024 assumption -PRI-2012 Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale MP-2021.
2	2023 assumption -PRI-2012 Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale MP-2021.
3	Aegon USA has separate discount rates in 2024 - 5.59/ for all pension plans and 5.51% for post-retirement welfare plan for 2024.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2024	2023

Demographic actuarial assumptions

10% increase in mortality rates	(46)	(47)

10% decrease in mortality rates	51	53

Financial actuarial assumptions

100 basis points increase in discount rate	(183)	(205)

100 basis points decrease in discount rate	232	250

100 basis points increase in salary increase rate	4	5

100 basis points decrease in salary increase rate	(4)	(4)

100 basis points increase in health care trend rate	12	10

100 basis points decrease in health care trend rate	(10)	(9)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	2%-4%

Debt instruments	80%-90%

Other	8%-16%

Aegon Employees Netherlands B.V. [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations	The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2024	2023

Demographic actuarial assumptions	Company specific based on Projections
Mortality	Life Table 2024	AEGON 2023 1

Financial actuarial assumptions

Discount rate	3.51%	3.42%

Price inflation	1.99%	2.36%

1	During 2023 the mortality table is adjusted, based on experience adjustments.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation

	2024	2023

Demographic actuarial assumptions

10% increase in mortality rates	(1)	(1)

10% decrease in mortality rates	1	1

Financial actuarial assumptions

100 basis points increase in discount rate	(13)	(14)

100 basis points decrease in discount rate	17	18